Note 4 - Private Placement (Details Textual) - Archimedes Tech SPAC Partners II Co [Member]	Feb. 12, 2025 USD ($) $ / shares shares
Units Issued, Price Per Unit | $ / shares	$ 10
Private Placement Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 11.5
Private Placement [Member]
Units Issued During Period, Shares (in shares)	840,000
Units Issued, Price Per Unit | $ / shares	$ 10
Proceeds from Issuance or Sale of Equity | $	$ 8,400,000
Units Issued, Number of Shares Per Unit	1
Units Issued, Number of Warrants Per Unit	0.5
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 11.5